Investment (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2021
Investment [Abstract]
Ordinary shares, percentage					5.00%
Number of bitcoin					1
Percentage of sold ordinary shares	100.00%	100.00%
Proceed from ordinary shares (in Pounds)	$ 477,795	£ 64,734
Recognized a gain on sale of investment (in Dollars)	$ 63,759